RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of right-of-use and lease liabilities

8.	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

(1)	RIGHT-OF-USE ASSETS

	2021
	Land use right (a)	Lease of Land use right	Total
	RMB’000	RMB’000	RMB’000
Cost
As at December 31, 2020	2,398,881	1,379,254	3,778,135
Additions	334	989	1,323

As at December 31, 2021	2,399,215	1,380,243	3,779,458

Accumulated depreciation
As at December 31, 2020	(567,909)	(26,756)	(594,665)
Additions	(52,163)	(16,248)	(68,411)

As at December 31, 2021	(620,072)	(43,004)	(663,076)

Net book value
As at December 31, 2021	1,779,143	1,337,239	3,116,382

As at December 31, 2020	1,830,972	1,352,498	3,183,470

(2)	LEASE LIABILITIES

	2021	2020
	RMB’000	RMB’000
Lease liabilities	1,384,084	1,377,573
Less: current portion of lease liabilities	(63,249)	(61,880)

	1,320,835	1,315,693

The amounts recognized in the Consolidated Comprehensive Income Statement for the year relating to the lease contracts are as follows:

	2020	2021
	RMB’000	RMB’000
Depreciation charge of right-of-use assets	65,511	68,410
Interest expense on lease liabilities	57,629	67,648
Expense relating to short-term leases	846,606	1,688,137

	969,746	1,824,196

The total cash outflow for leases in 2021 was RMB1,749,164,000 (2020: RMB907,355,000)
The remaining lease period of
right-of-use
assets as at December 31, 2021 was lease of between 3 to 85 years.

(a)
As at December 31, 2021, the ownership certificates of land with an aggregate carrying value of approximately RMB52,884,000 (2020: RMB54,882,000)

that was acquired through assets/business acquisition and group restructuring have not yet been changed from the names of the respective original owners to the name of the Company; and the ownership certificates of the land use rights of the Group with an aggregate carrying value of approximately RMB1,154,591,000 (2020: RMB1,182,379,000) had not been obtained by the Group due to the following fact:

	Carrying value as at December 31 2021 RMB’000	Reason for delay in obtaining the ownership certificates

Certain pieces of land associated with the operations of Guangshen Line IV, one of the railway lines operated by the Company	1,154,591	Due to the fact that Guangshen Line IV spans across several cities, counties and villages in China, it is practically cumbersome and time consuming for the Group to coordinate and execute the procedures for acquiring the respective land use rights certificates with the respective local bureaus and authorities governing the title registration and transfer, and therefore, the progress of acquiring the formal title certificates has been progressing slowly.
After consultation made with the Company’s legal counsel, the directors of the Company consider that there is no legal restriction for the Group or the Company to apply for and obtain the land use right certificates and it should not lead to any significant adverse impact on the operations of the Group or the Company.